SCHEDULE 1 (Tables)	12 Months Ended
Dec. 31, 2023
Schedule 1 [Abstract]
Schedule of Condensed Balance Sheets
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	411,047	379,960	53,516
Amounts due from subsidiaries and VIEs	1,444,870	1,493,650	210,376
Other receivables	—	8,586	1,209
Investments in subsidiaries and VIEs	1,912,666	1,793,397	252,595
Total assets	3,768,583	3,675,593	517,696
Liabilities:
Accrued expenses and other liabilities	112,384	157,695	22,211
Amounts due to subsidiaries and VIEs	—	—	—
Total liabilities	112,384	157,695	22,211
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 4,600,000,000 shares authorized; 170,161,275 and 174,304,260 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 61,162,400 and 61,162,400 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Additional paid-in capital	5,786,068	5,713,935	804,791
Retained earnings (deficit)	(2,220,859)	(2,361,048)	(332,547)
Accumulated other comprehensive income	90,988	165,009	23,241
Total shareholders’ equity	3,656,199	3,517,898	495,485
Total liabilities and shareholders’ equity	3,768,583	3,675,593	517,696

Schedule of Condensed Statements of Operations
	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Equity in loss of subsidiaries and VIEs	(150,814)	(540,947)	(184,091)	(25,930)
Operating costs and expenses	(89,245)	(54,329)	25,212	3,551
Provision for contract assets and receivables	—	—	—	—
Interest income	5,151	535	18,689	2,632
Net (loss)	(234,908)	(594,741)	(140,190)	(19,747)
Net loss per ordinary share
Basic and diluted	(1.10)	(2.55)	(0.60)	(0.08)
Weighted average number of ordinary shares
Basic and diluted	213,635,470	233,216,045	235,466,660	235,466,660

Schedule of Condensed Statements of Comprehensive Income (loss)
	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net income (loss)	(234,908)	(594,741)	(140,190)	(19,747)
Other comprehensive income
Foreign currency translation adjustments	(48,154)	146,098	74,021	10,426
Unrealized gains (losses) on available-for-sale investments	—	—
Comprehensive Income (Loss)	(283,062)	(448,643)	(66,169)	(9,321)

Schedule of Condensed Statements of Cash Flow
	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income (loss)	(234,908)	(594,741)	(140,190)	(19,747)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	150,814	528,114	184,091	25,929
Share-based compensation expense	52,338	5,459	(72,133)	(10,160)
Changes in operating assets and liabilities:
Other receivables	(1,259)	1,912	(8,586)	(1209)
Prepaid expenses and other assets	87	1,993	—	—
Accrued expense and other liabilities	282,124	(178,424)	45,311	6,382
Amounts due to subsidiaries and VIEs	(1)	(38)	—	—
Amounts due from subsidiaries and VIEs	(476,054)	(76,344)	(48,780)	(6,871)
Net cash provided by (used in) operating activities	(226,859)	(312,069)	(40,287)	(5,676)
Cash Flows from Investing Activities:
Disposal of long-term investments	33,130	99,465	(2,765)	(389)
Net cash provided by (used in) investing activities	33,130	99,465	(2,765)	(389)
Cash Flows from Financing Activities:
Proceeds from exercise of share options	433	—	—	—
Net cash provided by financing activities	433	—	—	—
Effect of exchange rate changes	(15,828)	41,845	24,798	3,494
Net increase (decrease) in cash and cash equivalents	(209,124)	(170,759)	(18,254)	(2,571)
Cash and cash equivalents at beginning of year	778,097	568,973	398,214	56,087
Cash and cash equivalents at end of year	568,973	398,214	379,960	53,516